Summary of Significant Accounting Policies - Estimated Useful Lives of Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Building And Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	10 years
Building And Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	40 years
Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	2 years
Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	10 years